INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 9 - INTANGIBLE ASSETS, NET

As of June 30, 2025 and December 31, 2024, intangible assets, net consisted of the following:

	June 30,	December 31,
	2025	2024
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(38,013)	(32,273)
Total intangible assets, net	26,787	32,527

For the six months ended June 30, 2025 and 2024, amortization expenses amounted to $5,740 and $5,740 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset:

Year ending December 31,
2025 (remaining 6 months)	$5,740
2026	11,480
2027	9,567
Total	$26,787

Note 9 - INTANGIBLE ASSETS, NET

As of December 31, 2024 and 2023, intangible assets, net consisted of the following:

	December 31,	December 31,
	2024	2023
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(32,273)	(20,793)
Total intangible assets, net	32,527	44,007

For the years ended December 31, 2024, 2023 and 2022, amortization expenses amounted to $11,480, $11,479 and $3,147 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2025	$11,480
2026	11,480
2027	9,567
Total	$32,527